                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 1999
                                                ----------

Check Here if Amended / /:  Amendment Number:  ___________

This Amendment (Check only one.):   / / is a restatement.
                                    / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

     Name:       OAKMONT CORPORATION
     Address:    865 S. FIGUEROA ST.
                 SUITE 700
                 LOS ANGELES, CA

Form 13F File Number: 28-___________


     This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   KASHIF SHEIKH
Title:  CFO
Phone:  (213) 891-6339

Signature, Place, and Date of Signing:

/s/ Kashif Sheikh
-----------------------       -------------------       -------------
(Signature)                   (City, State)             (Date)

Report Type (Check only one.):

     / / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

                               OAKMONT CORP.
                                 FORM 13F
                               OAKMONT CORP.
                              MARCH 31, 1999

                                                                MARKET
       SECURITY                CUSIP          QUANTITY           VALUE
-------------------          ---------       ---------       -------------
COMMONSTOCK
    ALLERGAN, INC.           018490102          59,000        5,184,625.00
    AMAZON.COM INC.          023135106         112,000       19,285,000.00
    AMERICA ONLINE           02364J104          85,140       12,515,580.00
    APEX MORTGAGE            030564101          66,666          899,991.00
    CAPITAL
    ASCEND                   043491109          67,500        5,648,906.25
    COMMUNICATIONS
    BED, BATH &              075896100         104,000        3,796,000.00
    BEYOND
    BERINGER WINE            084102102         294,353       10,707,090.37
    ESTATES HLDGS.
    BOMBARDIER INC.          097751200       1,073,133       14,133,161.61
    CATELLUS                 149111106         375,000        5,015,625.00
    DEVELOPMENT
    CORP.
    CHASE MANHATTAN          16161A108         225,000       18,309,375.00
    CORP.
    CITIGROUP                172967101          50,000        3,193,750.00
    CMGI INC.                125750109           2,200          402,737.50
    COMCAST CORP CL          200300101         207,100       12,736,650.00
    A
    CONTINENTAL AIR          210795308         150,000        5,700,000.00
    INC. CL B
    COSTCO                   22160Q102         252,500       23,119,531.25
    CSG SYSTEMS              126349109         111,224        4,386,396.50
    INTERNATIONAL
    DELPHI FINANCIAL         247131105         437,444       14,818,415.50
    GROUP, INC.
    ENRON                    293561106         520,235       33,425,098.75
    FREEPORT                 35671D105           7,752           79,458.75
    MCMORAN COPPER
    & COLD CLASSA
    FREEPORT                 35671D857          82,463          896,785.12
    MCMORAN COPPER
    & GOLD CLASSB
    GENERAL MOTORS           370442105         179,700       15,633,900.00
    HOME DEPOT INC.          437076102         144,600        9,001,350.00
    IBM CORP.                459200101          69,300       12,283,425.00
    INVESTORS                                  899,999       25,874,971.25
    FINANCIAL
    SERVICES
    KANSAS CITY                                263,600       15,025,200.00
    SOUTHERN CORP.
    KLA INSTRUMENTS                            146,600        7,119,262.50

                               OAKMONT CORP.
                                 FORM 13F
                               OAKMONT CORP.
                              MARCH 31, 1999

                                                                MARKET
       SECURITY                CUSIP          QUANTITY           VALUE
-------------------          ---------       ---------      --------------
    LEAR CORPORATION         521865105         463,200       19,772,850.00
    MASCO CORP.              574599106         348,400        9,842,300.00
    MCMORAN                  582411104          12,895          208,745.09
    EXPLORATION CO.
    METROMEDIA FIBER         591689104         118,000        6,113,875.00
    NETWORK INC.
    MORGAN STANLEY           617446448         253,000       25,284,187.50
    DEAN WITTER
    PRICELINE.COM INC.                          41,000        3,397,875.00
    PROBUSINESS              742674104         437,635       18,380,670.00
    SERVICES
    QWEST                    749121109         306,000       22,060,687.50
    COMMUNICATIONS
    INTL
    SEI INVESTMENTS          784117103          32,213        2,979,702.50
    CO.
    STARBUCKS CORP.          855244109         148,454        4,165,990.37
    STRATUS                  863167102         740,510        2,314,093.75
    PROPERTIES
    TIFFANY                  886547108          47,800        3,573,050.00
    VERISIGN, INC.                               2,400          369,600.00
    WASHINGTON               939322103           4,000          163,500.00
    MUTUAL
    YAHOO! INC.              984332106          55,400        9,327,975.00
    ZD NET GROUP                                   300           10,800.00
                                                            --------------
                                                            407,158,187.33

(ADR'S)AMERICAN DEPOSITORY RECEIPT
    DESC SA DE CV            250309101          36,180          965,553.75
    GRUPO TELEVISA           40049J206         264,022        8,283,690.25
                                                            --------------
                                                              9,249,244.00

WARRANTS
    IMC GLOBAL INC           449669118           8,616            3,769.50
    WTS EXP 12/22/2000

CONVERTIBLE PREFERRED
    TRANS WORLD AIR          893349753         110,000        4,070,000.00
    SERIES 144A

                               OAKMONT CORP.
                                 FORM 13F
                               OAKMONT CORP.
                              MARCH 31, 1999

                                                                MARKET
       SECURITY                CUSIP          QUANTITY           VALUE
-------------------          ---------       ---------      --------------
CONVERTIBLE BONDS
    ASIA PULP & PAPER        00202paa8         200,000       11,350,000.00
    COMPANY
    CONVERTIBLE BOND
    3.5%  4/30/03
    3.500% Due 04-30-03

MEXICAN COMMON STOCK
    APASCO A                                   598,757        3,576,257.81
    CORP.                                      730,000        2,153,347.28
    INTERAMERICANA
    ENTRET-B
    CORPORACION GEO                          1,181,471        3,435,658.35
    S.A. - SER B
    GRUPO CARSO                                694,000        2,809,393.31
    JUGOS DEL VALLE                          1,074,265          674,224.90
    S.A.-SER B
                                                            --------------
                                                             12,648,881.64
TOTAL PORTFOLIO                                             444,480,082.47